CMFG Life Insurance Company

February 27, 2018

VIA ELECTRONIC FILING
 Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	CMFG Variable Life Insurance Account, File No. 811-03915
CMFG Variable Annuity Account, File No. 811-08260
Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, each Registrant named above, each a unit investment trust registered as an investment company under the Act, mailed its contract owners the annual report for the management investment companies in which its subaccounts invest, which include the following:

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
MFS® Variable Insurance Trust
MFS® Strategic Income Portfolio
Oppenheimer Variable Accounts Funds
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Main Street Fund®/VA
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund
Mutual Global Discovery VIP Fund
Franklin Income VIP Fund
Ultra Series Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Core Bond Fund
High Income Fund
Diversified Income Fund

Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Fund
International Stock Fund
AIM Variable Insurance Funds(Invesco Variable Insurance Funds)
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund
Invesco V.I. Growth and Income Fund
Invesco V.I. Mid Cap Growth Fund
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Global Bond Portfolio (Unhedged)
PIMCO Total Return Portfolio
BlackRock Variable Series Fund, Inc.
BlackRock Global Allocation V.I. Fund
Vanguard Variable Insurance Fund
Money Market Portfolio

We understand these management investment companies have separately filed these annual reports with the Securities and Exchange Commission on Form N-CSR.

We have included with this filing the cover, inside pages and back pages that we include with our mailing.

Please contact me at (608) 665-7416 if you have any questions regarding this filing.

Regards,

/s/Ross D. Hansen

Ross D. Hansen
Associate General Counsel

Attachments

A N N U A L R E P O R T
For Period Ended December 31, 2017

This booklet contains the annual report for the Ultra Series Fund and Vanguard Variable Insurance Fund in which each of the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invests:

Conservative Allocation, Moderate Allocation, Aggressive Allocation,
Core Bond, High Income, Diversified Income, Large Cap Value,
Large Cap Growth, Mid Cap, and International Stock Funds,
each a series of the Ultra Series Fund.

Vanguard Variable Insurance Fund Money Market Portfolio, a series of the Vanguard Insurance Fund.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORT

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at (800) 798-5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Notes
Now you can receive your prospectuses, annual and semi-annual reports by email and eliminate the need for paper to be mailed to you. To sign up, call us at (800)798-5500. To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

          Form 1965-0218

A N N U A L R E P O R T S
For Period Ended December 31, 2017

This booklet contains the CMFG Variable Life Insurance Account’s and CMFG Variable Annuity Account’s audited financial statements and the annual reports for the following mutual funds in which each of the CMFG Variable Life Insurance Account and CMFG Variable Annuity Account invests:

MFS® Strategic Income Portfolio of the MFS® Variable Insurance Trust.

Oppenheimer Global Strategic Income Fund/VA of the Oppenheimer Variable Account Funds.

Templeton Developing Markets VIP Fund of the Franklin Templeton Variable Insurance Products Trust.

T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc.

MEMBERS® Variable Annuity
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II
Ultra Vers-ALL LIFESM

 Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

 Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORTS

MEMBERS® Variable Universal Life II and MEMBERS® Variable Annuity no longer accept new payments and do not allow transfers of money from other subaccounts to the subaccounts that invest in the mutual funds described in this booklet.

MEMBERS® Variable Universal Life and Ultra Vers-ALL LIFE accepts new premium for the T. Rowe Price International stock subaccount and also allows transfers of money to the subaccount that invests in that fund.

If you own a MEMBERS® Variable Annuity, MEMBERS® Variable Universal Life, MEMBERS® Variable Universal Life II, or Ultra Vers-ALL LIFE, you will also receive a booklet that contains the annual report for that product as well as an annual report for other mutual funds in which the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invest.

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at (800) 798-5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Notes
Now you can receive your prospectuses, annual and semi-annual reports by email and eliminate the need for paper to be mailed to you. To sign up, call us at (800)798-5500. To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

             Form 1940 0218

A N N U A L R E P O R T S
For Period Ended December 31, 2017

This booklet contains the CMFG Variable Annuity Account’s audited financial statements and the annual reports for the following mutual funds in which the CMFG Variable Annuity Account invests:

BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

Franklin Income VIP Fund, Mutual Global Discovery VIP Fund, each a series of Franklin Templeton Variable Insurance Products Trust.

Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund and Invesco V.I. Mid Cap Growth Fund, each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA and Oppenheimer Main Street Fund®/VA, each a series of Oppenheimer Variable Account Funds.

PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Bond Portfolio (Unhedged) and PIMCO Total Return Portfolio, each a series of the PIMCO Variable Insurance Trust.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III

 Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

 Telephone:
(319) 352-4090
(800) 798-5500

Move confidently into the futureTM

ANNUAL REPORTS

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at (800) 798-5500.

As with all variable annuity contracts and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Notes
Now you can receive your prospectuses, annual and semi-annual reports by email and eliminate the need for paper to be mailed to you. To sign up, call us at (800)798-5500. To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

           Form 100000739 0218